CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Private Placement	Class A Common Stock Subject to Redemption Common Stock [Member]	Class A Common Stock Subject to Redemption Private Placement Common Stock [Member]	Class B Common Stock Common Stock [Member]	Additional Paid-in Capital Common Stock [Member]	Additional Paid-in Capital Private Placement Common Stock [Member]	Accumulated Deficit Common Stock [Member]	Accumulated Deficit Private Placement Common Stock [Member]	As Previously Reported	As Previously Reported Class A Common Stock Subject to Redemption Common Stock [Member]	As Previously Reported Class B Common Stock Common Stock [Member]	As Previously Reported Additional Paid-in Capital Common Stock [Member]	As Previously Reported Accumulated Deficit Common Stock [Member]
Beginning balance at Oct. 06, 2020	$ 0				$ 0	$ 0		$ 0
Beginning balance, Shares at Oct. 06, 2020					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to sponsor	25,000				$ 720	24,280
Issuance of Class B ordinary shares to sponsor, (in Shares)					7,200,000
Net Loss	(20,000)							(20,000)
Ending balance at Dec. 31, 2020	5,000				$ 720	24,280		(20,000)		$ 5,000	$ 0	$ 662	$ 24,338	$ (20,000)
Ending Balance, Shares at Dec. 31, 2020					7,200,000						0	6,625,000
Beginning balance at Oct. 06, 2020	$ 0				$ 0	0		0
Beginning balance, Shares at Oct. 06, 2020					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units (in shares)	999,713
Ending balance at Mar. 08, 2021	$ 13,455,035									28,393,202
Beginning balance at Dec. 31, 2020	5,000				$ 720	24,280		(20,000)		5,000	$ 0	$ 662	24,338	(20,000)
Beginning balance, Shares at Dec. 31, 2020					7,200,000						0	6,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Dividend of Class B ordinary shares to Sponsor					$ 58	(58)		0
Stock Dividend of Class B ordinary shares to Sponsor (in Shares)					575,000
Sale of units	$ 214,438,838		$ 2,430			214,436,408		0
Sale of units (in shares)	24,300,287		24,300,287
Sale of Private Placement Units		$ 35,000,000		$ 350			$ 34,999,650		$ 0
Sale of Private Placement Warrants	$ 6,860,057					6,860,057		0
Ordinary shares subject to redemption	(243,002,870)		$ (2,430)			(243,000,440)		0
Ordinary shares subject to redemption (in Shares)			(24,300,287)
Net Loss	(1,738,750)					0		(1,738,750)		(2,234,911)
Over allotment option (as restated)	(1,056,000)					(1,056,000)
Ending balance at Mar. 31, 2021	10,506,275		$ 350		$ 720	12,263,955		(1,758,750)		25,983,027
Ending Balance, Shares at Mar. 31, 2021			3,500,000		7,200,000
Beginning balance at Dec. 31, 2020	5,000				$ 720	24,280		(20,000)		5,000	$ 0	$ 662	24,338	(20,000)
Beginning balance, Shares at Dec. 31, 2020					7,200,000						0	6,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(6,587,297)									(7,643,297)
Ending balance at Jun. 30, 2021	5,657,728		$ 350		$ 695	12,263,980		(6,607,297)		20,574,641
Ending Balance, Shares at Jun. 30, 2021			3,500,000		6,950,072
Beginning balance at Dec. 31, 2020	5,000				$ 720	24,280		(20,000)		5,000	$ 0	$ 662	$ 24,338	$ (20,000)
Beginning balance, Shares at Dec. 31, 2020					7,200,000						0	6,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units	35,000,000
Net Loss	(7,454,424)									(8,510,424)
Ending balance at Sep. 30, 2021	4,790,601		$ 350		$ 695	12,263,980		(7,474,424)		4,790,601
Ending Balance, Shares at Sep. 30, 2021			3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units (in Shares)		3,500,000		3,500,000
Beginning balance at Mar. 31, 2021	10,506,275		$ 350		$ 720	12,263,955		(1,758,750)		25,983,027
Beginning balance, Shares at Mar. 31, 2021			3,500,000		7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(4,848,547)							(4,848,547)		(5,408,386)
Surrender and cancellation of Founder Shares					$ (25)	25
Surrender and cancellation of Founder Shares (in Shares)					(249,928)
Ending balance at Jun. 30, 2021	5,657,728		$ 350		$ 695	12,263,980		(6,607,297)		20,574,641
Ending Balance, Shares at Jun. 30, 2021			3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(867,127)							(867,127)
Ending balance at Sep. 30, 2021	$ 4,790,601		$ 350		$ 695	$ 12,263,980		$ (7,474,424)		$ 4,790,601
Ending Balance, Shares at Sep. 30, 2021			3,500,000		6,950,072